Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenue By Timing
Disaggregated revenue by timing is as follows. Disaggregated revenue by business unit, product and geographic area are described in Note 23.

	Millions of yen

	Printing	Imaging	Medical	Industrial *	Others and Corporate *	Eliminations *	Consolidated

2022:
Revenue recognized at a point in time	1,673,767	795,442	348,138	259,317	211,956	(99,588)	3,189,032
Revenue recognized over time	588,171	8,038	165,193	69,915	11,065	—	842,382

Total	2,261,938	803,480	513,331	329,232	223,021	(99,588)	4,031,414

	Millions of yen

	Printing	Imaging	Medical	Industrial *	Others and Corporate *	Eliminations *	Consolidated

2021:
Revenue recognized at a point in time	1,419,043	646,849	329,323	241,379	177,107	(83,698)	2,730,003
Revenue recognized over time	519,804	6,683	151,039	96,342	9,486	—	783,354

Total	1,938,847	653,532	480,362	337,721	186,593	(83,698)	3,513,357

	Millions of yen

	Printing	Imaging	Medical	Industrial *	Others and Corporate *	Eliminations *	Consolidated

2020:
Revenue recognized at a point in time	1,316,556	534,685	287,849	160,597	160,062	(67,518)	2,392,231
Revenue recognized over time	487,871	6,629	148,225	116,209	9,078	—	768,012

Total	1,804,427	541,314	436,074	276,806	169,140	(67,518)	3,160,243